Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	HCL PLLC
Auditor Firm ID	7222
Auditor Location	Chicago, IL
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of U Power Limited, its subsidiaries and its variable interest entity (collectively, the “Company”) as of December 31, 2025, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for the year ended December 31, 2025, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and the results of operations and cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.